Prepaid and Other Current Assets - Schedule of Prepaid and Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 1,854	$ 1,828
Other current assets	1,277	1,248
Prepaid expenses and other current assets	$ 3,131	$ 3,076